Loan Securitization (Cash Flows Received From The Securitization) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Loan Securitization [Abstract]
Proceeds from new securitizations during the period	$ 600,000
Proceeds from collections reinvested in revolving securitizations	462,580
Servicing and other fees received	2,150
Excess spread received	$ 7,228